Exhibit 99.2

Ford Credit Auto Lease Trust 2011-B

Quarterly Supplemental Report — Payment Schedule of Remaining Leases as of March 31, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2012, leases with a total base residual value of $10,995,272.14 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2012. The percentages in the following table may not sum to 100.00% due to rounding.

	Remaining Leases as of March 31, 2012
Month	Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 - March	$757,034,211.81
April	732,276,136.96	$13,083,536.81	5.37%	$15,431,334.99	2.67%
May	716,749,310.63	12,919,834.99	5.30	6,293,851.90	1.09
June	699,713,331.97	12,710,666.48	5.21	7,933,250.60	1.37
July	685,390,284.65	12,599,454.51	5.17	5,245,670.18	0.91
August	668,155,950.99	12,429,819.01	5.10	8,254,356.18	1.43
September	649,211,210.53	12,234,681.83	5.02	10,072,755.40	1.74
October	637,998,607.96	12,181,452.59	5.00	2,298,093.56	0.40
November	627,347,557.10	12,131,250.53	4.97	1,730,080.70	0.30
December	614,127,195.94	12,013,371.04	4.93	4,363,404.48	0.76
2013 - January	585,290,940.92	11,613,912.22	4.76	20,311,575.71	3.52
February	550,378,465.71	11,081,747.51	4.54	26,775,047.77	4.64
March	505,879,769.44	10,381,065.52	4.26	36,885,971.47	6.39
April	467,716,812.99	9,769,472.28	4.01	30,938,666.95	5.36
May	425,200,763.54	9,038,471.58	3.71	35,830,876.38	6.21
June	384,162,284.77	8,323,415.63	3.41	34,854,472.04	6.04
July	353,353,845.02	7,785,161.74	3.19	24,956,601.74	4.32
August	339,528,822.64	7,550,663.86	3.10	8,052,520.90	1.39
September	324,838,400.70	7,297,882.89	2.99	9,100,778.61	1.58
October	311,425,750.78	7,076,048.93	2.90	7,970,531.98	1.38
November	298,340,338.70	6,860,382.66	2.81	7,791,406.78	1.35
December	285,049,215.73	6,640,263.22	2.72	8,151,000.03	1.41
2014 - January	264,056,462.04	6,231,126.74	2.56	16,194,599.12	2.81
February	235,034,926.37	5,643,979.00	2.31	24,705,006.86	4.28
March	199,763,196.72	4,898,567.15	2.01	31,554,897.19	5.47
April	161,363,296.47	4,028,727.38	1.65	35,375,883.44	6.13
May	120,429,927.76	3,081,670.99	1.26	38,663,263.62	6.70
June	77,694,856.16	2,053,348.17	0.84	41,287,350.20	7.15
July	41,692,408.75	1,150,157.46	0.47	35,242,843.20	6.10
August	24,938,295.66	696,019.72	0.29	16,267,820.16	2.82
September	10,036,200.95	284,131.37	0.12	14,743,634.89	2.55
October	426,623.79	13,538.60	0.01	9,646,685.53	1.67
November	329,954.60	10,569.71	0.00	88,564.20	0.02
2015 - December	303,306.35	9,906.89	0.00	18,681.75	0.00
January	295,161.39	9,906.89	0.00	0.00	0.00
February	267,261.23	9,462.89	0.00	20,152.65	0.00
March	209,905.80	7,442.45	0.00	51,483.00	0.01
April	134,710.51	4,815.63	0.00	71,650.00	0.01
May	83,079.45	3,150.83	0.00	49,282.45	0.01
June	32,962.27	1,177.72	0.00	49,411.00	0.01
July	0.00	0.00	0.00	33,154.00	0.01

Total		$243,860,255.42	100.00%	$577,306,611.61	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value				$821,166,867.03

Ford Credit Auto Lease Trust 2011-B

Quarterly Supplemental Report — Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2012	Car	196	63.23%	$1,097	3.17%	6.69%
	CUV	50	32.47	5,453	13.72	31.77
	SUV	44	49.44	3,650	11.81	25.11
	Truck	2	11.76	2,421	8.48	18.66

	Total / Average	292	51.23%	$2,236	6.41%	13.79%

February 2012	Car	356	68.46%	$790	2.28%	4.74%
	CUV	127	47.92	5,172	13.32	30.98
	SUV	69	46.94	3,591	11.81	24.42
	Truck	5	13.16	5,282	15.60	28.98

	Total / Average	557	57.42%	$2,177	6.20%	13.24%

March 2012	Car	376	63.41%	$1,633	4.77%	9.97%
	CUV	180	55.05	5,302	13.52	31.14
	SUV	65	39.88	3,498	11.53	23.86
	Truck	6	15.00	5,954	16.79	39.42

	Total / Average	627	55.83%	$2,921	8.28%	17.83%